Aircraft and Transportation Service Expenses - Summary of Aircraft and Transportation Service Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Landing and navigation fees	¥ 17,658	¥ 15,980	¥ 14,910
Ground service and other charges	8,933	8,399	8,025
Airport and transportation service expenses	¥ 26,591	¥ 24,379	¥ 22,935